SECURIAN AM BALANCED STABILIZATION FUND

SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2020 (Unaudited)

			Fair
		Shares	Value
EXCHANGE TRADED FUNDS - 53.3%
iShares Core S&P 500 Fund (a)(b)		80,666	$29,307,571
iShares iBoxx $ Investment Grade Corporate Bond Fund		45,500	6,300,840
Total Exchange Traded Funds
(Cost $22,820,471)			35,608,411

		Par
CORPORATE BONDS - 20.1%
Airlines - 0.2%
British Airways
Series 2013-1
4.625%, 12/20/2025 (c)		$163,729	161,188
Banks - 1.1%
Barclays
4.375%, 01/12/2026 (d)		200,000	228,772
PNC Bank
2.450%, 07/28/2022		250,000	258,398
Synchrony Bank
3.000%, 06/15/2022		250,000	258,470
			745,640
Chemicals - 1.0%
Sherwin-Williams
3.950%, 01/15/2026		300,000	343,229
Yara International
4.750%, 06/01/2028 (c)(d)		250,000	297,640
			640,869
Consumer Discretionary - 0.9%
CBS
3.500%, 01/15/2025		300,000	328,431
Harley-Davidson Financial Services
3.550%, 05/21/2021 (c)		250,000	253,351
			581,782
Consumer Staples - 0.3%
CVS Health
6.943%, 01/10/2030		180,220	215,837
Diversified Financial Services - 2.8%
American Express
2.500%, 08/01/2022		250,000	258,611
Capital One Financial
4.250%, 04/30/2025		250,000	283,974
E*TRADE Financial
2.950%, 08/24/2022		500,000	521,584
First American Financial
4.600%, 11/15/2024		200,000	222,310
Invesco Financial
3.750%, 01/15/2026 (d)		250,000	282,495
Total System Services
4.800%, 04/01/2026		250,000	295,998
			1,864,972
Energy - 2.6%
Florida Gas Transmission
4.350%, 07/15/2025 (c)		300,000	340,410
ONEOK
4.000%, 07/13/2027		250,000	270,916
Phillips 66
4.650%, 11/15/2034		200,000	235,633
Valero Energy
3.650%, 03/15/2025		300,000	325,992
4.350%, 06/01/2028		250,000	281,527
Williams Partners
3.750%, 06/15/2027		250,000	281,608
			1,736,086
Health Care - 0.6%
Abbott Laboratories
4.750%, 04/15/2043		300,000	426,066
Industrial - 1.3%
General Dynamics
3.500%, 05/15/2025		250,000	280,045
Textron
4.000%, 03/15/2026		250,000	279,281
Tyco Electronics Group
3.700%, 02/15/2026 (d)		250,000	282,768
			842,094
Insurance - 2.8%
Allied World Assurance Company Holdings
4.350%, 10/29/2025 (d)		250,000	270,909
Assured Guaranty US Holdings
5.000%, 07/01/2024		200,000	227,433
Hanover Insurance Group
4.500%, 04/15/2026		250,000	292,488
Horace Mann Educators
4.500%, 12/01/2025		250,000	273,446
Liberty Mutual Group
4.250%, 06/15/2023 (c)		250,000	273,586
Manulife Financial
4.150%, 03/04/2026 (d)		250,000	292,770
Old Republic International
4.875%, 10/01/2024		200,000	229,565
			1,860,197
Pharmaceuticals - 0.9%
Takeda Pharmaceutical
5.000%, 11/26/2028 (d)		500,000	623,122
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities
4.300%, 01/15/2026		200,000	233,232
Essex Portfolio
3.500%, 04/01/2025		300,000	332,177
Healthcare Trust of America Holdings
3.750%, 07/01/2027		250,000	280,868
Kimco Realty
3.400%, 11/01/2022		250,000	262,995
			1,109,272
Technology - 0.5%
Hewlett Packard Enterprise
4.900%, 10/15/2025		100,000	116,558
Juniper Networks
4.500%, 03/15/2024		200,000	222,007
			338,565
Telecommunications - 2.0%
AT&T
4.500%, 05/15/2035		300,000	363,873
Comcast
4.650%, 07/15/2042		250,000	339,125
Verizon Communications
2.987%, 10/30/2056 (c)		298,000	316,362
Vodafone Group
4.125%, 05/30/2025 (d)		250,000	286,169
			1,305,529
Transportation - 1.1%
Kansas City Southern
4.300%, 05/15/2043		250,000	290,098
Penske Truck Leasing / PTL Finance
3.300%, 04/01/2021 (c)		200,000	201,465
3.900%, 02/01/2024 (c)		250,000	273,557
			765,120
Utilities - 0.3%
Oglethorpe Power
4.250%, 04/01/2046		200,000	211,471
Total Corporate Bonds
(Cost $11,824,949)			13,427,810

U.S. GOVERNMENT SECURITY - 5.2%
U.S. Treasury Bond - 5.2%
2.625%, 12/15/2021
(Cost $3,386,597)		3,400,000	3,488,414

	Contracts	Notional
PURCHASED CALL OPTIONS - 0.2%
CBOE S&P 500 Index (e)
Expiration: December 2020, Exercise Price: $3,635	18	$6,518,934	120,240
Expiration: December 2020, Exercise Price: $3,680	7	2,535,141	30,415
Total Purchased Call Options
(Cost $118,738)			150,655

PURCHASED PUT OPTIONS - 0.0%
CBOE S&P 500 Index (e)
Expiration: December 2020, Exercise Price: $3,055	18	5,499,000	8,190
Expiration: December 2020, Exercise Price: $3,100	7	2,170,000	3,745
Total Purchased Put Options
(Cost $34,985)			11,935
		Shares
SHORT-TERM INVESTMENT - 19.8%
First American Government Obligations Fund, Class X, 0.05% (f)
(Cost $13,237,712)		13,237,712	13,237,712

Total Investments - 98.6%
(Cost $51,423,452)			65,924,937
Other Assets and Liabilities, Net - 1.4%			952,311
Total Net Assets - 100.0%			$66,877,248

(a)	All or a portion of this security is designated as collateral for futures contracts. As of November 30, 2020, the fair value of collateral was $3,633,200.
(b)
Fair value of this security exceeds 25% of the Fund's net assets.  Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of November 30, 2020, the fair value of these investments were $2,117,559, or 3.2% of total net assets.

(d)	Foreign Security. The Fund had $2,564,645 or 3.8% of net assets in foreign securities at November 30, 2020.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown is the annualized seven-day effective yield as of November 30, 2020.

Schedule of Open Futures Contracts

Futures Contracts Purchased
Description	Number of Contracts Purchased	Expiration Date	Notional Amount	Fair Value	Unrealized Depreciation
E-mini S&P 500 Index	10	December 2020	$1,811,600	$(6,650)	$(8,076)

Schedule of Written Options
Description	Call/Put	Contracts Written	Expiration Date	Notional Amount	Exercise Price	Fair Value
CBOE S&P 500 Index* (Premiums received $12,027)	Call	18	December 2020	$6,518,934	$3,840	$10,260
CBOE S&P 500 Index* (Premiums received $2,334)	Call	7	December 2020	2,535,141	3,925	1,435
CBOE S&P 500 Index* (Premiums received $80,926)	Put	18	December 2020	6,075,000	3,375	34,200
CBOE S&P 500 Index* (Premiums received $37,206)	Put	7	December 2020	2,401,000	3,430	17,500
						$63,395

* Held in connection with purchased option contracts. See Schedule of Investments for further information.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of November 30, 2020:
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$35,608,411	$-	$-	35,608,411
Corporate Bonds	-	13,427,810	-	13,427,810
Short-Term Investment	13,237,712	-	-	13,237,712
U.S. Government Securities	-	3,488,414	-	3,488,414
Purchased Call Option	150,655	-	-	150,655
Purchased Put Options	11,935	-	-	11,935
Total Investments in Securities	$49,008,713	$16,916,224	$-	65,924,937

As of November 30, 2020, the Fund's investments in other financial instruments* were classified as follows:
Long Futures Contracts	$(8,076)	$-	$-	$(8,076)
Written Call Options	(11,695)	-	-	(11,695)
Written Put Options	(51,700)	-	-	(51,700)
Total	$(71,471)	$-	$-	$(71,471)

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and written options which are presented at the unrealized appreciation/depreciation on the instruments.

Refer to the Schedule of Investments for further information on the classication of investments.